Derivatives, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ (1,072)	$ 413	$ 261
Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	4,947	(4,376)	2,696
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	(1,100)	413	261
Not Designated as Hedging Instrument [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(567)	1,062	1,847
Not Designated as Hedging Instrument [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(408)	(1,483)	125
Not Designated as Hedging Instrument [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	5,667	(3,037)	(189)
Not Designated as Hedging Instrument [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	255	(918)	913
Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	35	(1,954)	2,067
Derivatives (Textual) [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain	9
Derivative Instruments Not Designated as Hedging Instruments, Loss		(71)	(8)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(230)	373	978
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(404)	(1,466)	114
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	669	(866)	954
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	5	21
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(215)	448	1,029
Derivatives (Textual) [Abstract]
Aggregate fair value of derivatives used for economic hedges net asset (liability)	757	89
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(215)	448	1,029
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(408)	(1,483)	125
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(408)	(1,483)	125
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	658	(919)	913
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(15)	(75)	(51)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	4	17	(11)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	669	(866)	954
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	5	21
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	4,912	(2,422)	629
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	94	774	1,073
Derivatives (Textual) [Abstract]
Aggregate fair value of derivative loan commitments net asset (liability)	60	17
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	4,096	(3,931)	(1,643)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	638	638	1,077
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1	(81)	(105)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	83	178	216
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	11
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(352)	614	818
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(352)	614	818
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	5,667	(3,037)	(189)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	446	160	255
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	4,499	(3,932)	(1,643)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	638	638	1,077
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1	(81)	(105)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	83	178	216
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	11
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(403)	1	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(403)	1	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	$ 0	$ 0	$ 0